                    THE MORGAN STANLEY HIGH YIELD FUND, INC.

--------------------------------------------------

OFFICERS AND DIRECTORS

Barton M. Biggs                           William G. Morton, Jr.
CHAIRMAN OF THE BOARD                     DIRECTOR
OF DIRECTORS                              James W. Grisham
Frederick B. Whittemore                   VICE PRESIDENT
VICE-CHAIRMAN OF THE BOARD OF DIRECTORS   Michael F. Klein
Warren J. Olsen                           VICE PRESIDENT
PRESIDENT AND DIRECTOR                    Harold J. Schaaff, Jr.
Peter J. Chase                            VICE PRESIDENT
DIRECTOR                                  Joseph P. Stadler
John W. Croghan                           VICE PRESIDENT
DIRECTOR                                  Valerie Y. Lewis
David B. Gill                             SECRETARY
DIRECTOR                                  James R. Rooney
Graham E. Jones                           TREASURER
DIRECTOR                                  Belinda A. Brady
John A. Levin                             ASSISTANT TREASURER
DIRECTOR

--------------------------------------------------
INVESTMENT ADVISER
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
---------------------------------------------------------
CUSTODIANS
Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
770 Broadway
New York, New York 10003
---------------------------------------------------------
SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
---------------------------------------------------------
LEGAL COUNSEL
Rogers & Wells
200 Park Avenue
New York, New York 10166
---------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

---------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

                                   ----------

                                      THE
                                 MORGAN STANLEY
                                   HIGH YIELD
                                   FUND, INC.
                                   ----------

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1996
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                               INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
--------

For the nine months ended September 30, 1996, the total return for the Morgan Stanley High Yield Fund, Inc. (the "Fund"), based on net asset value per share, was 10.86% compared to 7.65% for the CS First Boston High Yield Index (the "Index"). For the period since the Fund's commencement of operations on November 30, 1993 through September 30, 1996, the Fund's total return based on net asset value per share, is 32.04% compared with 26.71% for the Index. On September 30, 1996, the closing price of the Fund's shares on the New York Stock Exchange was $14.25 representing a 1.9% premium to the Fund's net asset value per share.

The high yield bond market performed well for the third quarter as the CS First Boston High Yield Index rose 3.75%. The Fund outperformed the Index and posted a total return of 7.16% for the quarter, based on net asset value per share. This occurred in the framework of a flat ten-year Treasury bond, three basis points lower over the quarter, but lower short rates as the three-month rate dropped seventeen basis points to 5.03%. As a result, the spread to Treasuries narrowed and at the end of the quarter the Index had a spread of 383 basis points to Treasuries. The high yield market outperformed both the domestic stock and bond markets during the quarter.

The biggest factor affecting the Fund was its weighting in the cable television industry. This industry is viewed as one of the highest quality in the high yield market and suffered in the early part of the year in sympathy with the sharp rise in Treasury rates. Higher quality bonds follow movements in the Treasury market more closely than lower quality bonds. The Fund also benefitted from its exposure to the telecommunications sector. These bonds rallied in response to the announced merger of MFS and Worldcom. Our exposure to the emerging markets also helped performance as that market continued its torrid performance.

The high yield market has been quite good for some time and the spread to Treasuries is in the narrow end of the range. As a result, we are currently a bit cautious. We have been upgrading the quality of the portfolio in this environment and find among our larger holdings such large corporations as Viacom, Time Warner and Revlon. We feel these investments are improving credits and offer good returns. In addition, we believe there is less risk of spreads widening to Treasury bonds in the better quality sector than in much of the rest of the market.

Sincerely,

              [SIGNATURE]
Warren J. Olsen
PRESIDENT AND DIRECTOR

                 [SIGNATURE]
Robert Angevine
PORTFOLIO MANAGER

October 17, 1996

The Morgan Stanley High Yield Fund, Inc.
Investment Summary as of September 30, 1996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION (UNAUDITED)
                                                            TOTAL RETURN (%)
                                ------------------------------------------------------------------------
                                   MARKET VALUE (1)       NET ASSET VALUE (2)          INDEX (1)(3)
                                ----------------------   ----------------------   ----------------------
                                              AVERAGE                  AVERAGE                  AVERAGE
                                CUMULATIVE     ANNUAL    CUMULATIVE     ANNUAL    CUMULATIVE     ANNUAL
                                ----------------------   ----------------------   ----------------------
FISCAL YEAR TO DATE                  19.63%     --            10.86%     --             7.65%     --
ONE YEAR                             26.74      26.74%        15.65      15.65%        10.74      10.74%
SINCE INCEPTION*                     34.60      11.05         32.04      10.30         26.71       8.71

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------

RETURNS AND PER SHARE INFORMATION

A BAR CHART REFLECTING THE DATA BELOW IS REFLECTED HERE.

 YEARS ENDED DECEMBER 31:                                           NINE MONTHS
                                1993*       1994       1995   Ended 9/30/96 (Unaudited)
Net Asset Value Per Share      $14.10     $11.96     $13.63                      $13.98
Market Value Per Share         $14.75     $11.38     $12.88                      $14.25
Premium/(Discount)               4.6%      -4.8%      -5.5%                        1.9%
Income Dividends                    -      $1.37      $1.27                       $1.06
Fund Total Return (2)           0.00%     -5.53%     26.07%                      10.86%
Index Total Return
(1)(3)**                        1.26%     -0.98%     17.39%                       7.65%

(1)Assumes dividends and distributions, if any, were reinvested.

(2)Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

(3)The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds.

 * The Fund commenced operations on November 30, 1993.

** Unaudited.

The Morgan Stanley High Yield Fund, Inc.
Investment Summary as of September 30, 1996 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PORTFOLIO INVESTMENTS DIVERSIFICATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Debt Securities              94.1%
Equity Securities             3.4%
Short-Term Investments        2.5%

--------------------------------------------------------------------------------

SECTORS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Broadcast -- Radio & Television          15.9%
Collateralized Mortgage Obligations       5.4%
Entertainment & Leisure                   4.7%
Food Service & Lodging                    5.4%
Foreign Government Bonds                 10.1%
Multi-Industry                           10.2%
Packaging & Container                     7.8%
Retail -- General                         4.1%
Telecommunications                        9.3%
Utilities                                 4.4%
Other                                    22.7%

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS*

                                             PERCENT OF
                                               TOTAL
                                             INVESTMENTS
                                             ----------
       1.  Cablevision Systems Corp.               3.3%
       2.  Lenfest Communications                  3.2
       3.  Republic of Argentina Bonds             3.1
       4.  Gaylord Container Corp.                 3.1
       5.  Federative Republic of Brazil
           Bonds                                   2.9

                                             PERCENT OF
                                               TOTAL
                                             INVESTMENTS
                                             ----------

       6.  Viacom, Inc.                            2.8%
       7.  Nextel Communications                   2.6
       8.  Time Warner, Inc. 'K'                   2.5
       9.  Revlon Worldwide Corp.                  2.5
      10.  DR Securitized Lease Trust              2.5
                                                   ---
                                                  28.5%
                                                   ---
                                                   ---

--------------------------------------------------------------------------------

* Excludes short-term securities.

INVESTMENTS (UNAUDITED)
(Showing Percentage of Total Value of Investments)
---------

SEPTEMBER 30, 1996

                                                             FACE
                                                           AMOUNT            VALUE
                                                            (000)            (000)
----------------------------------------------------------------------------------
-------------
CORPORATE BONDS AND NOTES (75.9%)
----------------------------------------------------------------------------------
-------------
AEROSPACE & DEFENSE (2.0%)
  Jet Equipment Trust
    11.44%, 11/1/14                                 $      1,100    $       1,249
    'C1' 11.79%, 6/15/13                                   1,500            1,719
                                                                    --------------
                                                                            2,968
                                                                    --------------
BANKING (1.9%)
  Bank United Corp.
    8.05%, 5/15/98                                         1,585            1,580
  First Nationwide
    9.125%, 1/15/03                                          415              408
  First Nationwide
    10.625%, 10/1/03                                         685              716
                                                                    --------------
                                                                            2,704
                                                                    --------------
BROADCAST -- RADIO & TELEVISION (15.9%)
  Cablevision Systems Corp.
    9.250%, 11/1/05                                        1,350            1,299
    9.875%, 5/15/06                                        3,550            3,559
  Comcast Cellular
    'A' Zero Coupon, 3/5/00                                  200              141
    'B' Zero Coupon, 3/5/00                                2,170            1,524
  Comcast Corp.
    9.375%, 5/15/05                                          900              918
    9.50%, 1/15/08                                         1,000            1,010
  Lenfest Communications
    8.375%, 11/1/05                                        3,725            3,520
    10.50%, 6/15/06                                        1,160            1,195
  Marcus Cable Co.
    0.00%, 12/15/05                                        4,640            3,155
  Rogers Cablesystems 'B'
    10.00%, 3/15/05                                        2,800            2,842
  Viacom, Inc.
    8.00%, 7/7/06                                          4,350            4,051
                                                                    --------------
                                                                           23,214
                                                                    --------------
CHEMICALS (0.3%)
  Exide Corp. (Convertible)
    2.90%, 12/15/05                                          640              390
                                                                    --------------
COMPUTERS (1.9%)
  Advanced Micro Devices, Inc.
    11.00%, 8/1/03                                         1,380            1,430
  Unisys Corp.
    12.00%, 4/15/03                                        1,320            1,370
                                                                    --------------
                                                                            2,800
                                                                    --------------
DIVERSIFIED (0.5%)
  K Mart Corp.
    8.375%, 7/1/22                                           885              673
                                                                    --------------
----------------------------------------------------------------------------------
-------------

                                                             FACE
                                                           AMOUNT            VALUE
                                                            (000)            (000)
----------------------------------------------------------------------------------
-------------

ENERGY (0.9%)
  Nuevo Energy Co.
    9.50%, 4/15/06                                  $      1,310    $       1,339
                                                                    --------------
ENTERTAINMENT & LEISURE (2.1%)
  Six Flags Theme Parks Inc. 'A'
    12.25%, 6/15/05                                        2,410            2,133
  Station Casinos, Inc.
    9.625%, 6/1/03                                           870              854
                                                                    --------------
                                                                            2,987
                                                                    --------------
ENVIRONMENTAL CONTROLS (2.0%)
  Norcal Waste Systems Inc.
    12.75%, 11/15/05                                       2,725            2,946
                                                                    --------------
FINANCIAL SERVICES (1.5%)
  APP International Finance
    11.75%, 10/1/05                                        1,400            1,456
  Homeside, Inc.
    11.25%, 5/15/03                                          670              727
                                                                    --------------
                                                                            2,183
                                                                    --------------
FOOD SERVICE & LODGING (5.4%)
  Courtyard By Marriott 'B'
    10.75%, 2/1/08                                         2,020            2,076
  Host Marriott Travel
    9.50%, 5/15/05                                         2,835            2,841
  La Quinta Inns, Inc.
    9.25%, 5/15/03                                         2,920            3,008
                                                                    --------------
                                                                            7,925
                                                                    --------------
GAMING & LODGING (2.5%)
  Grand Casinos
    10.125%, 12/1/03                                       2,220            2,178
  Louisiana Casino Cruise
    11.50%, 12/1/98                                          318              261
  Trump Atlantic City
    11.25%, 5/1/06                                         1,195            1,177
                                                                    --------------
                                                                            3,616
                                                                    --------------
INSURANCE (1.9%)
  Home Holdings, Inc.
    8.625%, 12/15/03                                       2,060              783
  Reliance Group Holdings, Inc.
    9.00%, 11/15/00                                        1,990            2,015
                                                                    --------------
                                                                            2,798
                                                                    --------------
METALS (1.5%)
  Algoma Steel, Inc.
    12.375%, 7/15/05                                       2,050            2,132
                                                                    --------------
----------------------------------------------------------------------------------
-------------

                                                             FACE
                                                           AMOUNT            VALUE
                                                            (000)            (000)
----------------------------------------------------------------------------------
-------------
MULTI-INDUSTRY (10.2%)
  Brooks Fiber Properties
    0.00%, 3/1/06                                   $      4,595    $       2,832
  Crown Paper
    11.00%, 9/1/05                                         2,855            2,848
  Echostar Satellite Broadcast
    0.00%, 3/15/04                                         4,275            2,939
  Flores & Rucks
    9.75%, 10/1/06                                           830              843
  MFS Communications
    0.00%, 1/15/06                                         3,570            2,495
  SD Warren Co. 'B'
    12.00%, 12/15/04                                       1,575            1,699
  TLC Beatrice International Holdings
    11.50%, 10/1/05                                        1,195            1,253
                                                                    --------------
                                                                           14,909
                                                                    --------------
PACKAGING & CONTAINER (7.8%)
  Gaylord Container Corp.
    11.50%, 5/15/01                                        3,580            3,786
    12.75%, 5/15/05                                          610              667
  G-I Holdings, Inc. 'B'
    Zero Coupon, 10/1/98                                   1,700            1,475
  Owen-Illinois, Inc.
    11.00%, 12/1/03                                        3,275            3,577
  Stone Container Corp.
    10.75%, 08/15/06                                       1,840            1,891
                                                                    --------------
                                                                           11,396
                                                                    --------------
REAL ESTATE (1.3%)
  HMC Acquisition Properties
    9.00%, 12/15/07                                        2,050            1,953
                                                                    --------------
RETAIL -- GENERAL (4.1%)
  Revlon Worldwide Corp.
    Zero Coupon, 3/15/98                                   4,160            3,666
  Southland Corp.
    5.00%, 12/15/03                                        3,000            2,389
                                                                    --------------
                                                                            6,055
                                                                    --------------
TELECOMMUNICATIONS (7.4%)
  Dial Call Communications
    0.00%, 4/15/04                                         2,500            1,731
  Net Sat Servicos Ltd. 'A'
    12.75%, 8/5/04                                         1,650            1,749
  Nextel Communications
    0.00%, 8/15/04                                         5,850            3,773
  Paging Network
    10.125%, 8/1/07                                          400              414
  Philippine Long Distance Telephone
    9.25%, 6/30/06                                         1,025            1,053
  Telewest plc
    0.00%, 10/1/07                                         3,175            2,040
                                                                    --------------
                                                                           10,760
                                                                    --------------
TEXTILES & APPAREL (0.4%)
  Collins & Aikman Products
    11.50%, 4/15/06                                          525              554
                                                                    --------------
----------------------------------------------------------------------------------
-------------
                                                             FACE
                                                           AMOUNT            VALUE
                                                            (000)            (000)
----------------------------------------------------------------------------------
-------------

UTILITIES (4.4%)
  Cleveland Electric
    8.375%, 12/1/11                                 $        440    $         416
    8.375%, 8/1/12                                         1,050              992
    9.50%, 5/15/05                                         1,000            1,031
  First PV Funding Lease Obligation Bonds
    10.15%, 1/15/16                                        2,000            2,129
  Midland Cogeneration Ventures 'C-94'
    10.33%, 7/23/02                                        1,169            1,229
  Midland Funding II 'A'
    11.75%, 7/23/05                                          650              689
                                                                    --------------
                                                                            6,486
                                                                    --------------
----------------------------------------------------------------------------------
-------------
TOTAL CORPORATE BONDS AND NOTES
  (Cost $108,289)                                                         110,788
                                                                    --------------
----------------------------------------------------------------------------------
-------------
COLLATERALIZED MORTGAGE OBLIGATIONS (5.4%)
----------------------------------------------------------------------------------
-------------
Aircraft Lease Portfolio Securitization Ltd.,
  1996-1 P1 D
    12.75%, 6/15/06                                        1,775            1,828
DR Securitized Lease Trust 1993-K1 A1
    6.66%, 8/15/10                                         1,450            1,088
DR Securitized Lease Trust 1994-K1 A
    7.60%, 8/15/07                                         3,047            2,544
GE Capital Mortgage Services 1995-12
    7.911%, 8/25/25                                          653              500
PNC Mortgage Services Corp. 1995-2 B4
    7.50%, 9/25/25                                           724              557
Prudential Home Mortgage Securities 1996-A B1
    7.963%, 4/15/25                                        1,250              841
  1996-4 B3
    6.50%, 4/25/26                                           722              549
                                                                    --------------
----------------------------------------------------------------------------------
-------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $7,951)                                                             7,907
                                                                    --------------
----------------------------------------------------------------------------------
-------------
FOREIGN GOVERNMENT BONDS (10.1%)
----------------------------------------------------------------------------------
-------------
ARGENTINA (3.1%)
  +Republic of Argentina 'L' Bond
    6.31%, 3/31/05                                         1,470            1,233
  Republic of Argentina 'L' Par Bond
    5.25%, 3/31/23                                         5,680            3,323
                                                                    --------------
                                                                            4,556
                                                                    --------------
BRAZIL (2.9%)
  Federative Republic of Brazil 'L'
    4.50%, 4/15/09                                           480              332
  Federative Republic of Brazil 'Z-L'
    5.00%, 4/15/24                                         6,425            3,831
                                                                    --------------
                                                                            4,163
                                                                    --------------
----------------------------------------------------------------------------------
-------------

                                                             FACE
                                                           AMOUNT            VALUE
                                                            (000)            (000)
----------------------------------------------------------------------------------
-------------
COLOMBIA (1.0%)
  Republic of Colombia
    8.70%, 2/15/16                                  $      1,540    $       1,410
                                                                    --------------
MEXICO (2.2%)
  United Mexican States Discount Bond
    6.25%, 12/31/19 (Rights Attached)                      4,750            3,283
                                                                    --------------
VENEZUELA (0.9%)
  +Republic of Venezuela Front Loaded Interest
    Rate Reduction Bond 'A'
    6.625%, 3/31/07                                        1,500            1,266
                                                                    --------------
----------------------------------------------------------------------------------
-------------
TOTAL FOREIGN GOVERNMENT BONDS
  (Cost $13,196)                                                           14,678
                                                                    --------------
----------------------------------------------------------------------------------
-------------
                                                           NO. OF
                                                            UNITS
----------------------------------------------------------------------------------
-------------
UNITS (2.7%)
----------------------------------------------------------------------------------
-------------
METALS (1.6%)
  Sheffield Steel Corp. (1st Mtg. Bond
    + 5 Common Stock Warrants)
    12.00%, 11/1/01                                        2,500            2,325
                                                                    --------------
TELECOMMUNICATIONS (1.1%)
  Occidente Y Caribe (Sr. Discount Note + 4 Common
    Stock Warrants)
    0.00%, 3/15/04                                         3,175            1,675
                                                                    --------------
----------------------------------------------------------------------------------
-------------
TOTAL UNITS
  (Cost $4,207)                                                             4,000
                                                                    --------------
----------------------------------------------------------------------------------
-------------
                                                           NO. OF
                                                         WARRANTS
----------------------------------------------------------------------------------
-------------
WARRANTS (0.0%)
----------------------------------------------------------------------------------
-------------
AEROSPACE & DEFENSE (0.0%)
  Sabreliner Corp., expiring 4/15/03                       2,000                1
                                                                    --------------
GAMING & LODGING (0.0%)
  Louisiana Casino Cruises, expiring 12/1/98               1,108                3
                                                                    --------------
TELECOMMUNICATIONS (0.0%)
  Nextel Communications, expiring 4/25/99                  2,500               --
                                                                    --------------
----------------------------------------------------------------------------------
-------------
TOTAL WARRANTS
  (Cost $40)                                                                    4
                                                                    --------------

-----------------------------------------------------------------
-------------

                                                                             VALUE
                                                           SHARES            (000)
----------------------------------------------------------------------------------
-------------
PREFERRED STOCK (3.4%)
----------------------------------------------------------------------------------
-------------
ENTERTAINMENT & LEISURE (2.6%)
  Time Warner, Inc. 'K' 10.25%                             3,538    $       3,715
                                                                    --------------
TELECOMMUNICATIONS (0.8%)
  TCI Communications, Inc. 5.00% (Convertible)            12,820            1,195
                                                                    --------------
----------------------------------------------------------------------------------
-------------
TOTAL PREFERRED STOCK
  (Cost $4,687)                                                             4,910
                                                                    --------------
----------------------------------------------------------------------------------
-------------

                                                             FACE
                                                           AMOUNT
                                                            (000)
----------------------------------------------------------------------------------
-------------
SHORT-TERM INVESTMENT (2.5%)
----------------------------------------------------------------------------------
-------------
REPURCHASE AGREEMENT (2.5%)
  Chase Securities, Inc. 5.40%, dated 9/30/96 due
    10/1/96, to be repurchased at $3,677,
    collateralized by $2,705 United States
    Treasury Notes 10.625%, due 8/15/15, valued at
    $3,723 (Cost $3,676)                            $      3,676            3,676
                                                                    --------------
----------------------------------------------------------------------------------
-------------
TOTAL INVESTMENTS (100.0%)
  (Cost $142,046)                                                         145,963
                                                                    --------------
----------------------------------------------------------------------------------
-------------
OTHER ASSETS AND LIABILITIES
  Other Assets                                             8,146
  Liabilities                                            (32,108)         (23,962)
                                                    -------------   --------------
----------------------------------------------------------------------------------
-------------
NET ASSETS
  Applicable to 8,728,126 issued and outstanding
    $0.01 par value shares (100,000,000 shares
    authorized)                                                     $     122,001
                                                                        ---------
----------------------------------------------------------------------------------
-------------
NET ASSET VALUE PER SHARE                                           $       13.98
                                                                        ---------
----------------------------------------------------------------------------------
-------------

+ -- Variable/floating rate security-rate disclosed is as of September 30, 1996.

                                       7